Other Payables	6 Months Ended
Apr. 30, 2025
Other Payables [Abstract]
OTHER PAYABLES
11.	OTHER PAYABLES

As of April 30, 2025 and October 31, 2024, other payables consisted of:

	April 30, 2025	October 31, 2024
VAT and other taxes payable	$3,887,014	$3,353,963
Others	28,426	-
Totals	$3,915,440	$3,353,963